Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

8    Leases

The Company leases office spaces from various lessors. Some property leases contain extension options exercisable by the Company up to one year before the end of the non-cancellable contract period. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. The components of lease cost for the year ended December 31, 2022 and 2021 are summarized below:

	Year ended December 31,
	2022	2021
Operating lease cost	927,802	636,369
Short-term lease cost	467,726	673,119
Total lease cost	1,395,528	1,309,488

Total lease cost is included under “general and administrative” in the consolidated statements of operations.

Other information — operating leases

	Year ended December 31,
	2022	2021
Weighted-average remaining lease term (in years)	4.38	3.96
Weighted-average discount rate	6.5%	10.1%
Cash paid for amounts included in the measurement of operating lease liabilities	$795,852	$581,641

Right-of-use assets obtained in exchange for operating lease liabilities for the year ended December 31, 2022 was $1,917,196.

The following table reconciles the future undiscounted cash flows of operating leases to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2022:

Period range	As of December, 31 2022
0 – 1 years	1,174,592
1 – 2 years	1,240,071
2 – 3 years	1,017,122
3 – 4 years	622,184
4 – 5 years	402,709
After 5 year	302,032
Total undiscounted lease payments	4,758,710
Less: imputed interest	(522,766)
Total lease liabilities	4,235,944